Licensing - Additional Information (Detail) - Licensing Agreements - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2004
Licenses Agreements [Line Items]
Common Stock granted in exchange for licensing				33,652
Milestone description		The significant milestones met prior to December 31, 2013 included (i) completion of a business plan and Small Business Technology Transfer grant application; (ii) securing a minimum of $20.0 million venture financing; (iii) successful relocation and build out of Company headquarters; (iv) receipt of the first magnet from an OEM partner; (v) hiring of a chief executive officer with industry experience in developing and commercializing similar products; and (vi) filing for FDA approval.
Percentage of royalty payment based on net sale		1.00%
Cost of Sales
Licenses Agreements [Line Items]
Royalty Expense		$ 137,000	$ 26,000
General and Administrative
Licenses Agreements [Line Items]
Royalty Expense		$ 63,000	0
Minimum
Licenses Agreements [Line Items]
Venture financing to meet milestone			$ 20,000,000
Quarterly royalty payment	$ 50,000